REVENUE AND OTHER OPERATING INCOME - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	$ 112,758	$ 113,224
Voyages in progress
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	46,772	46,994
Trade accounts receivable
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	54,892	48,136
Related party receivables
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	6,522	14,591
Other current assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	$ 4,572	$ 3,503